Accounts receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net, Current [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable are presented net of allowances for doubtful accounts. There were no provisions related to allowances for doubtful accounts as at December 31, 2015. There was a provision of $5.9 million related to allowance for doubtful accounts as at December 31, 2014. There were no provisions related to allowances for doubtful accounts as at December 31, 2013.
The Company did not recognize any bad debt expense in 2015, 2014 or 2013, but has instead reduced contract revenues for any disputed amounts. There were no contract reductions in 2015, however there were reductions of $6.5 million in 2014 and $22.1 million in 2013. The reduction in 2014 was the result of a write-off of re-chargeables of $0.6 million relating to the West Leo as well as $5.9 million disputed with Hibernia relating to the West Aquarius. The reduction in 2013 was the result of amounts disputed with Hibernia in relation to the West Aquarius.